Business Combination (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of fair value allocation of assets acquired and liabilities assumed at the acquisition date
Prepaid assets	$32,118
Goodwill	3,993,730
Customer list	220,000
Trade mark	86,000
Favorable lease	307,000
Property and equipment	8,154,667
Deposits and other long-term assets	152,117
Derivative liability	(82,632)
Promissory notes – related party	(8,050,000)
Convertible promissory note - related party	(9,500,000)
Debt discount	4,687,000

Schedule of pro forma information
	Year ended December 31,
	2017	2016
	(unaudited)	(unaudited)
Revenues:
As reported	$2,096,903	$482,895
Proforma (uaudited)	$2,283,906	$3,128,509

Net loss:
As reported	$(9,160,893)	$(2,933,543)
Proforma (unaudited)	$(9,168,596)	$(3,348,579)

Basic and diluted net loss per share:
As reported	$(23.09)	$(9.25)
Proforma (unaudited)	$(23.11)	$(10.56)

Schedule of fair value of El Toro
January 1, 2016
Prepaid rent	$34,287
Property and equipment	1,271,617
Deposits	38,669
Total assets acquired	1,344,573

Checks written in excess of bank balance	3,434
Accounts payable	68,145
Accounts payable - related party	55,249
Deferred rent	24,147
Accrued expenses	1,566
Accrued interest - related party	122,582
Subordinated notes payable to members	700,826
Long-term debt	1,300,000
Net liabilities acquired	$(931,376)